Intangible Assets - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Intangible Assets [Line Items]
Growth rate used to extrapolate cash flow projections	2.00%	2.00%
Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rates	7.70%	9.70%
Projected cash flows forecast period	5 years
Top of Range
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rates	11.70%	11.80%
Projected cash flows forecast period	10 years
Brand
Disclosure Of Intangible Assets [Line Items]
Development costs of assets	$ 1,156,000	$ 205,000
Brands, Trademark and Domain Names | New Guards
Disclosure Of Intangible Assets [Line Items]
Additions of brands, trademark, and domain names due to business combination	$ 1,900,000